Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 10,585	$ 12,859	$ 40,139	$ 7,890	$ 6,858
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	140,575	146,309	300,579	296,083	299,639
Non-cash equity based compensation	10,513	17,195	24,936	14,466	11,650
Amortization included in interest expense	2,451	7,092	14,667	17,741	18,517
Gain on disposition of assets and investments	(1,226)	(1,307)	(3,804)	(13,817)	(10,548)
Other-than-temporary impairment of investment	4,069
Loss on extinguishment of debt	26,023		14,345	41,632	677
Deferred tax (benefit) expense	(2,215)	3,620	18,749	6,316	2,621
Provision for doubtful accounts	2,750	3,101	6,034	5,484	7,591
(Increase) decrease in
Receivables	(25,420)	(18,979)	(6,663)	(13,783)	(14,622)
Prepaid expenses	(20,941)	(19,948)	788	1,903	1,201
Other assets	(5,378)	(4,062)	(4,970)	(2,876)	(1,863)
Increase (decrease) in:
Trade accounts payable	2,846	2,570	(89)	(127)	(489)
Accrued expenses	2,321	(2,811)	(6,371)	2,259	(630)
Other liabilities	26,479	6,315	(3,635)	12,738	(1,781)
Cash flows provided by operating activities	173,432	151,954	394,705	375,909	318,821
Cash flows from investing activities:
Acquisitions	(9,195)	(32,827)	(92,248)	(206,068)	(23,497)
Capital expenditures	(54,255)	(52,721)	(105,650)	(105,570)	(107,070)
(Increase) decrease in notes receivable			(840)	122	166
Proceeds from disposition of assets and investments	1,664	3,278	6,869	8,117	13,146
Payment received on notes receivable	4,477	18
Net cash used in investing activities	(57,309)	(82,252)	(191,869)	(303,399)	(117,255)
Cash flows from financing activities:
Debt issuance costs	(17,081)	(82)	(89)	(22,500)
Cash used for purchase of treasury stock	(2,987)	(4,200)	(4,200)	(1,113)	(3,481)
Net proceeds from issuance of common stock	11,911	11,947	20,893	13,855	5,457
Principal payments on long term debt	(3,797)	(16,294)
Payment on revolving credit facility	(220,000)		(34,000)	(15,000)
Proceeds received from revolving credit facility	155,000		184,000	15,000
Net proceeds from note offering	510,000			1,035,000
Payments under credit agreement			(33,051)	(311,275)	(213,866)
Net payment on senior subordinated notes	(415,752)		(360,383)	(861,019)	(47,187)
Net proceeds from senior credit facility	300,000			100,000
Payment on senior credit facility	(352,106)
Distributions	(734)
Dividends	(79,195)	(182)	(365)	(365)	(365)
Net cash (used in) provided by financing activities	(114,741)	(8,811)	(227,195)	(47,417)	(259,442)
Effect of exchange rate changes in cash and cash equivalents	(177)	(922)	(1,340)	315	(300)
Net (decrease) increase in cash and cash equivalents	1,205	59,969	(25,699)	25,408	(58,176)
Cash and cash equivalents at beginning of period	33,212	58,911	58,911	33,503	91,679
Cash and cash equivalents at end of period	34,417	118,880	33,212	58,911	33,503
Supplemental disclosures of cash flow information:
Cash paid for interest	47,570	67,527	140,048	143,589	153,800
Cash paid for foreign, state and federal income taxes	9,295	1,491	4,096	2,392	2,651
LAMAR MEDIA CORP [Member]
Cash flows from operating activities:
Net income (loss)	10,702	12,966	40,338	8,115	6,920
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	140,575	146,309	300,579	296,083	299,639
Non-cash equity based compensation	10,513	17,195	24,936	14,466	11,650
Amortization included in interest expense	2,451	7,092	14,667	17,741	18,517
Gain on disposition of assets and investments	(1,226)	(1,307)	(3,804)	(13,817)	(10,548)
Other-than-temporary impairment of investment	4,069
Loss on extinguishment of debt	26,023		14,345	41,632	677
Deferred tax (benefit) expense	(2,137)	3,694	18,885	6,426	2,916
Provision for doubtful accounts	2,750	3,101	6,034	5,484	7,591
(Increase) decrease in
Receivables	(25,420)	(18,979)	(6,663)	(13,233)	(14,622)
Prepaid expenses	(20,941)	(19,948)	788	1,903	1,201
Other assets	(5,378)	(4,062)	(4,970)	(2,876)	(1,863)
Increase (decrease) in:
Trade accounts payable	2,846	2,570	(89)	(127)	(489)
Accrued expenses	2,321	(2,811)	(6,371)	2,259	(630)
Other liabilities	13,993	(7,201)	(21,300)	5,301	(10,611)
Cash flows provided by operating activities	161,141	138,619	377,375	369,357	310,348
Cash flows from investing activities:
Acquisitions	(9,195)	(32,827)	(92,248)	(206,068)	(23,497)
Capital expenditures	(54,255)	(52,721)	(105,650)	(105,570)	(107,070)
(Increase) decrease in notes receivable			(840)	122	166
Proceeds from disposition of assets and investments	1,664	3,278	6,869	8,117	13,146
Payment received on notes receivable	4,477	18
Net cash used in investing activities	(57,309)	(82,252)	(191,869)	(303,399)	(117,255)
Cash flows from financing activities:
Debt issuance costs	(17,081)	(82)	(89)	(22,500)
Principal payments on long term debt	(3,797)	(16,294)
Payment on revolving credit facility	(220,000)		(34,000)	(15,000)
Proceeds received from revolving credit facility	155,000		184,000	15,000
Net proceeds from note offering	510,000			1,035,000
Payments under credit agreement			(33,051)	(311,275)	(213,866)
Net payment on senior subordinated notes	(415,752)		(360,383)	(861,019)	(47,187)
Net proceeds from senior credit facility	300,000			100,000
Payment on senior credit facility	(352,106)
Distributions	(734)
Contributions from parent	24,020	25,100	37,858	19,668	16,553
Dividend to parent	(82,000)	(4,200)	(4,200)	(1,113)	(3,481)
Net cash (used in) provided by financing activities	(102,450)	4,524	(209,865)	(41,239)	(247,981)
Effect of exchange rate changes in cash and cash equivalents	(177)	(922)	(1,340)	315	(300)
Net (decrease) increase in cash and cash equivalents	1,205	59,969	(25,699)	25,034	(55,188)
Cash and cash equivalents at beginning of period	32,712	58,411	58,411	33,377	88,565
Cash and cash equivalents at end of period	33,917	118,380	32,712	58,411	33,377
Supplemental disclosures of cash flow information:
Cash paid for interest	47,570	67,527	140,048	143,589	153,800
Cash paid for foreign, state and federal income taxes	$ 9,295	$ 1,491	$ 4,096	$ 2,392	$ 2,651